Summary of Restricted Stock Activity Under the Incentive Plan for Members fo the Board of Directors (Detail) (Restricted Stock Units (RSUs), Director, USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restricted Stock Units (RSUs) | Director
Restricted Stock
Beginning Balance	0	0	0
Granted	301,632	305,898	270,515
Vested	(301,632)	(305,898)	(270,515)
Forfeited	0	0	0
Ending Balance	0	0	0
Weighted-Average Grant Date Fair Value
Non-vested at beginning of period	$ 0	$ 0	$ 0
Granted	$ 2.67	$ 2.95	$ 2.62
Vested	$ 2.67	$ 2.95	$ 2.62
Forfeited	$ 0	$ 0	$ 0
Non-vested at end of period	$ 0	$ 0	$ 0